EVENTS AFTER THE REPORTING PERIOD (Details Narrative)	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 21, 2025 shares	Jun. 30, 2025 $ / shares	Mar. 31, 2025 $ / shares
Statement [Line Items]
Number of options granted, shares		100,000	290,000
Option exercise price | $ / shares		$ 0.680	$ 0.670
Events After The Reporting Period [Member]
Statement [Line Items]
Number of options granted, shares		100,000
Option exercise price | $ / shares		$ 0.77
Subsequent Event [Member] | Gold Fields Toodoggone Exploration Corp. [Member]
Statement [Line Items]
Common stock shares, issued	1,000,000
Consideration common shares	7,000,000
Common shares issued in first year	5,000,000
Common shares contingent on certain expenditure levels	2,000,000